================================================================================

                               Managed Municipals
                                Portfolio II Inc.

                               SEMI-ANNUAL REPORT

                                February 28, 1998

                                     [LOGO]

================================================================================

                                     [LOGO]

                               Managed Municipals
                                Portfolio II Inc.

                                FEBRUARY 28, 1998

================================================================================

Dear Shareholder:

     We are pleased to provide the semi-annual report for the Managed Municipals Portfolio II Inc. ("Portfolio") for the period ended February 28, 1998. Over the six months covered by this report, the Portfolio distributed income dividends totaling $0.28 per share. The table below shows the annualized distribution rate and six-month total return based on the Portfolio's February 28, 1998 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

   Price                   Annualized                  Six-month
 Per Share             Distribution Rate*            Total Return
-------------          ------------------            ------------
$12.42 (NAV)                  5.41%                      6.17%
$11.75 (NYSE)                 5.72%                      4.42%

     In comparison, general closed-end municipal bond funds posted an average total return on NAV of 4.99% for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major fund-tracking organization.)


Municipal Bond Market Update

     If there was one overriding trend in the bond market during the past year, it had to be the favorable inflationary environment despite strong economic growth and a relatively tight labor market. This is clearly the first time in my career as a portfolio manager that inflation has stayed subdued in the face of both of these events.

     The bond market takes its ultimate cue from inflation and bonds experienced a meaningful rally during the past twelve months. A positive inflationary outlook continues today and that should, in our view,

----------
* This distribution assumes a current monthly income dividend rate of $0.056 per share for twelve months.

-------------------------------------[LOGO]-------------------------------------
provide a reasonable backdrop for municipal bonds in the months ahead. And while municipal bonds have lagged a little on the upside versus taxable bonds, the after-tax spread between municipal and taxable bonds is very reasonable by historical standards. In our opinion, the difference in spreads between municipal and taxable bonds should make municipal bonds less vulnerable to any short-term rate increase, if it occurs.


Fund's Investment Strategy

     As of February 28, 1998, approximately 83% of the Portfolio's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investor Service Inc., with about 50% of the Portfolio invested in AAA/Aaa bonds, the highest possible rating. (Investment-grade bonds are rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or within the highest four ratings categories by any other nationally recognized statistical rating organization, or are determined by the manager to be of equivalent quality.) The Portfolio's largest holdings are concentrated in transportation bonds (15.4%), general obligation bonds (11.8%), water and sewer bonds (9.9%) and housing bonds (8.8%).


Municipal Bond Market Outlook

     We anticipate the municipal bond market to be rather benign over the next six months. Yet, we still think there may be some upside potential in the market, especially if the long-term U.S. government bond drifts down toward
5 1/2%.

     We believe that you cannot just manage for yield alone, and that is why we concentrate so much on total return. By making adjustments to a fund's average maturity, you can try to lessen the impact of volatility or take advantage of it. We think you are going to miss tremendous opportunities or make yourself more vulnerable to losses when you do not manage for total return.

     Over the long term, you need to generate high total returns in order to provide shareholders with a competitive stream of income, especially when interest rates are heading down. In order to succeed in today's municipal bond market you need, in baseball terms, to hit singles and doubles and not try to hit home runs. We will, therefore, continue to



-------------------------------------[LOGO]-------------------------------------
apply our best efforts on your behalf and provide you with what we believe is the best investment vehicle possible consistent with our total-return philosophy.

     In closing, thank you for investing in the Managed Municipals Portfolio II Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,





/s/ Heath B. McLendon                           /s/ Joseph P. Deane

Heath B. McLendon                               Joseph P. Deane
Chairman                                        Vice President and
                                                Investment Officer

March 19, 1998




--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? The power of automatically reinvesting your dividends is one of the most successful investment strategies available today. Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan, a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. For more detailed information about the Fund's Dividend Reinvestment Plan, please refer to the section that appears on page 22.
--------------------------------------------------------------------------------


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                                       3

================================================================================
                             SCHEDULE OF INVESTMENTS
                          February 28, 1998 (unaudited)
================================================================================

  Face
 Amount     Ratings                     Security                           Value
===================================================================================
Alaska -- 2.2%
$  2,895,000  A2*        Alaska Industrial Development & Export
                           Authority, Series A, 6.500% due 4/1/14 (a)   $ 3,075,938
-----------------------------------------------------------------------------------
California -- 11.6%
   5,105,000  AAA        Los Angeles, CA Metropolitan Transportation
                           Authority, Sales Tax Revenue, Series A,
                           MBIA-Insured, 5.250% due 7/1/18                5,156,050
                         Los Angeles, CA Public Works Finance
                           Authority Revenue, Series A:
   1,000,000  AAA             Multiple Capital Facilities, (Project V),
                                AMBAC-Insured, 5.125% due 6/1/17            998,750
   1,500,000  AA              Regal Park & Open Space District,
                                5.000% due 10/1/16                        1,496,250
                         Metropolitan Water District, Southern
                           California Water Works:
   1,465,000  AA              Series A, 5.000% due 7/1/16                 1,463,168
   2,500,000  AAA             Series B, MBIA-Insured, 4.750% due 7/1/21   2,371,875
   2,200,000  AAA        Roseville, CA Water Utility Revenue,
                           COP, FGIC-Insured, 5.200% due 12/1/18          2,208,250
   1,500,000  AAA        Sacramento County, CA COP, Public
                           Facilities Project, AMBAC-Insured,
                           4.750% due 10/1/27                             1,410,000
   1,000,000  AAA        San Jose, CA Redevelopment Agency,
                           (Tax Revenue Project), MBIA-Insured,
                           5.250% due 8/1/16                              1,012,500
-----------------------------------------------------------------------------------
                                                                         16,116,843
-----------------------------------------------------------------------------------
Colorado -- 19.1%
   1,000,000  Aaa*       Arapahoe County, CO Capital Improvement
                           Transportation Fund, Highway Revenue,
                           (Pre-Refunded-- Escrowed with
                           U.S government securities to 8/31/05,
                           Call @ 103), 7.000% due 8/31/26                1,200,000
   4,000,000  BBB+       Colorado Springs, CO Airport Revenue,
                           Series A, 7.000% due 1/1/22 (a)(b)             4,380,000
  30,000,000  Aaa*       Dawson Ridge, CO Metropolitan District No. 1,
                           Series A, (Escrowed to Maturity with
                           REFCO Strips), zero coupon due 10/1/22         8,250,000
                         Denver, CO Airport Revenue, Series C:
   3,465,000  Baa1*        6.125% due 11/15/25 (a)(b)                     3,620,925


                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                             SCHEDULE OF INVESTMENTS
                    February 28, 1998 (unaudited) (continued)
================================================================================

  Face
 Amount     Ratings                     Security                           Value
===================================================================================
Colorado -- 19.1% (continued)
$  2,785,000  NR           Partially Escrowed to Maturity with
                              U.S. government securities,
                              6.125% due 11/15/25 (a)(b)(c)             $ 3,164,456
                         E-470 Public Highway Authority, Colorado
                           Revenue, Series A, MBIA-Insured:
   2,000,000  AAA             5.000% due 9/1/15                           1,987,500
   4,000,000  AAA             5.000% due 9/1/21                           3,895,000
-----------------------------------------------------------------------------------
                                                                         26,497,881
-----------------------------------------------------------------------------------
District of Columbia -- 0.7%
   1,000,000  AAA        District of Columbia Revenue, American
                           Association for the Advancement of Science,
                           AMBAC-Insured, 5.125% due 1/1/27                 972,500
-----------------------------------------------------------------------------------
Florida -- 4.6%
   1,500,000  BBB-       Martin County, FL IDA, Indiantown
                           Cogeneration, Series A, 7.875%
                           due 12/15/25 (a)                               1,751,250
   4,000,000  NR         Tampa, FL Revenue Bonds, (Florida Aquarium
                           Inc. Project), (Pre-Refunded-- Escrowed
                           with U.S. government securities to 5/1/02,
                           Call @ 102), 7.750% due 5/1/27 (b)(c)          4,620,000
-----------------------------------------------------------------------------------
                                                                          6,371,250
-----------------------------------------------------------------------------------
Hawaii -- 1.4%
   2,000,000  AAA        Hawaii State GO, Series CP, FGIC-Insured,
                           5.000% due 10/1/16                             2,005,000
-----------------------------------------------------------------------------------
Illinois -- 3.1%
   1,000,000  Aaa*       Illinois Health Facilities Authority, Memorial
                           Health System, MBIA-Insured,
                           5.250% due 10/1/18                               997,500
                         Kane County, IL GO, School District No. 129,
                           Aurora West Side, FGIC-Insured:
     590,000  Aaa*            5.500% due 2/1/11                             622,450
     675,000  Aaa*            5.500% due 2/1/12                             714,656
   1,000,000  Aaa*            5.125% due 2/1/14                           1,006,250
   1,000,000  Aaa*            5.000% due 2/1/16                             990,000
-----------------------------------------------------------------------------------
                                                                          4,330,856
-----------------------------------------------------------------------------------
Indiana -- 1.1%
   1,500,000  AAA        Indiana Health Facilities Financing Authority,
                           Hospital Revenue, Sisters of St. Francis
                           Health, Series A, MBIA-Insured, 5.375%
                           due 11/1/27                                    1,507,500
-----------------------------------------------------------------------------------

                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                             SCHEDULE OF INVESTMENTS
                    February 28, 1998 (unaudited) (continued)
================================================================================

  Face
 Amount     Ratings                     Security                           Value
===================================================================================
Iowa -- 1.2%
$  1,500,000  AA-        Dawson, IA IDR, (Cargill Inc. Project),
                           6.500% due 7/15/12                            $1,635,000
-----------------------------------------------------------------------------------
Maryland -- 0.9%
   4,000,000  NR         Maryland State Energy Financing
                           Administration, Solid Waste Disposal
                           Revenue, (Hagerstown Recycling Project),
                           9.000% due 10/15/16 (a)(d)                     1,240,000
-----------------------------------------------------------------------------------
Massachusetts -- 3.2%
   1,000,000  AAA        Massachusetts Bay Transportation Authority,
                           Series B, FSA-Insured, 5.250% due 3/1/26       1,006,250
   4,000,000  NR         Massachusetts Solid Waste Disposal Revenue,
                           Massachusetts Recycling Association,
                           Series A, 9.000% due 8/1/16 (a)(d)             1,500,000
                         Massachusetts State Water Resource Authority,
                           MBIA-Insured:
   1,000,000  AAA             Series B, 5.000% due 12/1/25                  965,000
   1,000,000  AAA             Series C, 5.250% due 12/1/20                1,007,500
-----------------------------------------------------------------------------------
                                                                          4,478,750
-----------------------------------------------------------------------------------
Michigan -- 7.1%
   1,500,000  AA         Michigan State Building Authority Revenue
                           Facilities Program, Series II,
                           4.750% due 10/15/13                            1,462,500
   5,600,000  NR         Midland County, MI Economic Development
                           Corp., PCR, Limited Obligation,
                           Series B, 9.500% due 7/23/09 (a)(b)            6,216,000
   2,215,000  AAA        Redford, MI GO, Unified School District,
                           AMBAC-Insured, 5.125% due 5/1/18               2,220,538
-----------------------------------------------------------------------------------
                                                                          9,899,038
-----------------------------------------------------------------------------------
Missouri -- 0.7%
   1,000,000  AAA        Fenton, MO COP, (Capital Improvements
                           Project), MBIA-Insured, 5.125% due 9/1/17      1,008,750
-----------------------------------------------------------------------------------
Montana -- 1.5%
   2,000,000  NR         Montana State Board of Investments
                           Resource Recovery, (Yellowstone Energy
                           Project), 7.000% due 12/31/19 (a)              2,007,500
-----------------------------------------------------------------------------------
Nevada -- 3.7%
   4,650,000  Baa2*      Clark County, NV IDR, Southwest Gas
                           Corp., 7.500% due 9/1/32 (a)(b)                5,190,563
-----------------------------------------------------------------------------------

                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                             SCHEDULE OF INVESTMENTS
                    February 28, 1998 (unaudited) (continued)
================================================================================

  Face
 Amount     Ratings                     Security                           Value
===================================================================================
New Jersey -- 2.7%
$    780,000  AAA        Essex County, NJ Improvement Authority
                           Revenue, Utility System (Orange Franchise),
                           Series A, MBIA-Insured, 5.375% due 7/1/18      $ 796,575
   1,500,000  Aa3*       New Jersey State Transportation Authority,
                           Transportation System, Series A,
                           4.750% due 6/15/16                             1,443,750
   1,500,000  BB         Union County, NJ Utilities Authority,
                           Solid Waste Revenue, Series A,
                           7.200% due 6/15/14 (a)                         1,505,625
-----------------------------------------------------------------------------------
                                                                          3,745,950
-----------------------------------------------------------------------------------
New York -- 4.4%
                         New York State Dormitory Authority Revenue:
   1,135,000  AAA          Barnard College, AMBAC-Insured, 5.250%
                              due 7/1/16                                  1,143,513
   1,500,000  AAA          Mental Health Services Facilities,
                              FSA-Insured, 5.125% due 8/15/17             1,492,500
   1,000,000  AAA          Montefiore Medical Center, AMBAC/FHA-
                              Insured, 5.250% due 2/1/15                  1,010,000
   1,000,000  AAA          Municipal Health Facility Improvement,
                              Series A, FSA-Insured, 5.500% due 5/15/16   1,042,500
   1,500,000  AAA          New York State Local Government
                              Assistance Corp., Series B, MBIA-Insured,
                              4.875% due 4/1/20                           1,436,250
-----------------------------------------------------------------------------------
                                                                          6,124,763
-----------------------------------------------------------------------------------
North Carolina -- 1.2%
   1,500,000  A*         Coastal Regional Solid Waste Management
                           Disposal Authority, North Carolina Solid
                           Waste Revenue, 6.500% due 6/1/08               1,620,000
-----------------------------------------------------------------------------------
Ohio -- 0.9%
   1,220,000  AAA        Ohio State Higher Educational Facility
                           Community Revenue, University of Dayton,
                           AMBAC-Insured, 5.350% due 12/1/17              1,256,600
-----------------------------------------------------------------------------------
Pennsylvania -- 1.8%
   2,500,000  AAA        Altoona, PA City Authority Water Revenue,
                           FGIC-Insured, 5.000% due 11/1/19               2,478,125
-----------------------------------------------------------------------------------
Puerto Rico -- 0.7%
   1,000,000  AAA        Puerto Rico Commonwealth Infrastructure
                           Financing Authority, Series A,
                           AMBAC-Insured, 5.000% due 7/1/16               1,001,250
-----------------------------------------------------------------------------------

                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                             SCHEDULE OF INVESTMENTS
                    February 28, 1998 (unaudited) (continued)
================================================================================

  Face
 Amount     Ratings                     Security                           Value
===================================================================================
South Carolina -- 4.5%
$  2,000,000  AAA        Lexington County, SC Health Services District,
                           Hospital Revenue, FSA-Insured,
                           5.250% due 11/1/17                            $2,017,500
   2,120,000  A3*        Myrtle Beach, SC COP, Myrtle Beach
                           Convention Center, 6.875% due 7/1/07           2,292,250
   2,000,000  AAA        Piedmont Municipal Power Agency, South
                           Carolina Electric Revenue, Series A,
                           MBIA-Insured, 4.875% due 1/1/16                1,942,500
-----------------------------------------------------------------------------------
                                                                          6,252,250
-----------------------------------------------------------------------------------
Texas -- 6.9%
   1,000,000  Aaa*       Azle, TX ISD, PSFG, Series C,
                           5.000% due 2/15/22                               971,250
                         Burleson, TX ISD, GO, PSFG:
     435,000  Aaa*         6.750% due 8/1/24                                489,919
   1,065,000  NR           Pre-Refunded-- Escrowed with U.S.
                              government securities to 8/1/06,
                              Call @ 100, 6.750% due 8/1/24 (c)           1,247,381
   1,000,000  AA         Harris County, TX GO, (Toll Road Sub Lien),
                           5.125% due 8/15/17                             1,001,250
   1,500,000  AAA        Leander, TX ISD, PSFG, 5.625% due 8/15/16        1,533,405
                         Texas State GO:
   1,000,000  AA           Public Finance Authority, 5.000% due 10/1/12   1,010,000
   1,830,000  AA           Water Development, Series D,
                              5.000% due 8/1/16                           1,813,987
   1,500,000  AAA        Texas Water Development Board Revenue,
                           State Revolving Fund, Senior Lien-B,
                           5.000% due 7/15/15                             1,503,750
-----------------------------------------------------------------------------------
                                                                          9,570,942
-----------------------------------------------------------------------------------
Virginia -- 8.7%
   2,000,000  AAA        Riverside, VA Regional Jail Facility, Revenue
                           Bonds, MBIA-Insured, 6.000% due 7/1/25         2,167,500
   2,000,000  AA         Virginia College Building Authority, VA
                           Educational Facilities Revenue, (21st Century
                           College Program), 5.125% due 8/1/11            2,067,500
                         Virginia State Housing Development Authority:
   1,245,000  AA+          Commonwealth Mortgage, Series D,
                              5.700% due 7/1/09                           1,315,031
   1,000,000  AAA          Mortgage Housing Revenue, MBIA-Insured,
                              5.600% due 7/1/12                           1,061,250


                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                             SCHEDULE OF INVESTMENTS
                    February 28, 1998 (unaudited) (continued)
================================================================================

  Face
 Amount     Ratings                     Security                           Value
===================================================================================
Virginia -- 8.7% (continued)
$  4,210,000  AA+          Series F, 6.400% due 7/1/17                  $ 4,483,650
     925,000  AA+          Series K, 5.900% due 11/1/11                     978,188

-----------------------------------------------------------------------------------
                                                                         12,073,119
-----------------------------------------------------------------------------------
Washington -- 0.7%
   1,000,000  AAA        Washington State Public Power Supply System,
                           (Nuclear Project No. 2), Series A,
                           FSA-Insured, 5.125% due 7/1/11                 1,018,750
-----------------------------------------------------------------------------------
West Virgina -- 1.4%
                         Marion County, WV County Commissioner,
                           Solid Waste Disposal Facilities Revenue,
                           Adirondack Recycling, Series A:
   1,645,517  NR              8.000% due 12/1/25 (a)                      1,645,517
     229,975  NR              10.000% due 12/1/25 (a)                       229,975
-----------------------------------------------------------------------------------
                                                                          1,875,492
-----------------------------------------------------------------------------------
Wisconsin -- 4.0%
                         Wisconsin Housing & Economic Development
                           Authority, Series A:
   2,000,000  AA              Home Ownership Revenue,
                                6.450% due 3/1/17                         2,145,000
   1,370,000  A1*             Housing Revenue, 5.650% due 11/1/23         1,390,550
                         Wisconsin State Health & Educational
                           Facilities, MBIA-Insured:
   1,000,000  AAA             Aurora Health Care, 5.250% due 8/15/23      1,001,250
   1,000,000  AAA             The Medical College of Wisconsin,
                                5.400% due 12/1/16                        1,018,750
-----------------------------------------------------------------------------------
                                                                          5,555,550
-----------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (COST-- $134,143,573**)                       $138,910,160
===================================================================================

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(b)  Security segregated by Custodian for open purchase commitment.

(c) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.

(d)  Security is in default.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 11 and 12 for definition of ratings and certain security descriptions.

                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                   SUMMARY OF INVESTMENTS BY COMBINED RATINGS
                          February 28, 1998 (unaudited)
================================================================================

================================================================================
                                                                  Percent of
     Moody's          and/or           Standard & Poor's       Total Investments
===============================================================================
       Aaa                                    AAA                     50.3%
       Aa                                     AA                      16.1
        A                                      A                       6.0
       Baa                                    BBB                     10.8
       BB                                     BB                       1.1
       NR                                     NR                      15.7
                                                                     -----
                                                                     100.0%
                                                                     =====




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                                        10

================================================================================
                                  BOND RATINGS
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds that are rated "AAA" have the highest rating assigned by
           Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A       -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB     -- Bonds that are rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB      -- Bonds that are rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 is the lowest ranking within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality.
           They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                           SHORT-TERM SECURITY RATINGS
================================================================================

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issued determined possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)sign.

A-2     -- Standard & Poor's second highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

================================================================================
                              SECURITY DESCRIPTIONS
================================================================================

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility
           Construction Loan Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Financial Security Assurance
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage
           Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
IFA     -- Industrial Finance Agency
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation
           Notes
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand


-------------------------------------[LOGO]-------------------------------------

================================================================================
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (unaudited)
================================================================================

                                                               February 28, 1998
================================================================================
ASSETS:
   Investments, at value (Cost-- $134,143,573)                      $138,910,160
   Interest receivable                                                 1,816,036
--------------------------------------------------------------------------------
   Total Assets                                                      140,726,196
--------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                       647,747
   Dividends payable                                                     313,829
   Investment advisory fees payable                                       78,221
   Administration fees payable                                            22,020
   Accrued expenses                                                      135,809
--------------------------------------------------------------------------------
   Total Liabilities                                                   1,197,626
--------------------------------------------------------------------------------
Total Net Assets                                                    $139,528,570
================================================================================
NET ASSETS:
   Par value of capital shares                                      $     11,235
   Capital paid in excess of par value                               134,234,852
   Undistributed net investment income                                    46,644
   Accumulated net realized gain from security transactions              469,252
   Net unrealized appreciation of investments                          4,766,587
--------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $12.42 a share on 11,234,706 shares of $0.001
   par value outstanding; 500,000,000 shares authorized)            $139,528,570
================================================================================


                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                             STATEMENT OF OPERATIONS
                                   (unaudited)
================================================================================

                                                                      Six Months
                                                                         Ended
                                                                        2/28/98
================================================================================
INVESTMENT INCOME:
   Interest                                                           $3,796,310
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                     479,826
   Administration fees (Note 3)                                          137,093
   Shareholder communications                                             73,108
   Audit and legal                                                        26,895
   Registration fees                                                      21,019
   Directors' fees                                                        20,700
   Shareholder and system servicing fees                                   9,605
   Pricing service fees                                                    4,309
   Custody                                                                 3,428
   Other                                                                   5,302
--------------------------------------------------------------------------------
   Total Expenses                                                        781,285
--------------------------------------------------------------------------------
Net Investment Income                                                  3,015,025
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                              67,843,581
     Cost of securities sold                                          67,360,085
--------------------------------------------------------------------------------
   Net Realized Gain                                                     483,496
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   of Investments:
     Beginning of period                                                 197,972
     End of period                                                     4,766,587
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             4,568,615
--------------------------------------------------------------------------------
Net Gain on Investments                                                5,052,111
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                                $8,067,136
================================================================================


                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                   Six Months
                                                      Ended
                                                     2/28/98        Year Ended
                                                   (unaudited)        8/31/97
================================================================================
OPERATIONS:
   Net investment income                            $3,015,025       $7,070,019
   Net realized gain                                   483,496        2,550,959
   Increase in net unrealized appreciation           4,568,615        2,730,988
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations            8,067,136       12,351,966
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                            (3,145,717)      (7,353,773)
   Net realized gains                               (1,909,899)      (3,125,168)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (5,055,616)     (10,478,941)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net asset value of shares issued
     for reinvestment of dividends                          --          214,541
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                                --          214,541
--------------------------------------------------------------------------------
Increase in Net Assets                               3,011,520        2,087,566
NET ASSETS:
   Beginning of period                             136,517,050      134,429,484
--------------------------------------------------------------------------------
   End of period*                                 $139,528,570     $136,517,050
================================================================================
* Includes undistributed
     net investment income of:                         $46,644         $177,336
================================================================================


                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.
--------------------------------------[LOGO]------------------------------------

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
================================================================================

     1. SIGNIFICANT ACCOUNTING POLICIES

     Managed Municipals Portfolio II Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1997, reclassifications were made to undistributed net investment income and accumulated net realized gains to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.



-------------------------------------[LOGO]-------------------------------------

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                             (unaudited) (continued)
================================================================================

     2.   EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     3. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     All officers and one Director of the Fund are employees of Smith Barney Inc., another subsidiary of SSBH.

     4.   INVESTMENTS

     For the six months ended February 28, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $64,719,263
--------------------------------------------------------------------------------
Sales                                                                67,843,581
================================================================================

     At February 28, 1998, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $10,079,504
Gross unrealized depreciation                                        (5,312,917)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 4,766,587
================================================================================


-------------------------------------[LOGO]-------------------------------------

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                             (unaudited) (continued)
================================================================================

     5.   FUTURES CONTRACTS

     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

     The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

     At February 28, 1998, the Fund had no open futures contracts.

     6.   REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     7.   CAPITAL SHARES

     During the year ended August 31, 1997, capital stock transactions were as follows:

                                                            Shares       Amount
================================================================================
Shares issued on reinvestment                               18,038      $214,541
================================================================================


-------------------------------------[LOGO]-------------------------------------

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

For a share of capital stock outstanding throughout each period:

                                        1998(1)            1997            1996           1995             1994            1993(2)
====================================================================================================================================
Net Asset Value,
   Beginning of Period                  $12.15            $11.98          $12.36          $12.15          $13.37          $12.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                  0.27              0.63            0.66            0.69            0.64            0.62
   Net realized and
    unrealized gain (loss)                0.45              0.48           (0.21)           0.32           (0.61)           1.34
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations              0.72              1.11            0.45            1.01            0.03            1.96
------------------------------------------------------------------------------------------------------------------------------------
Offering Costs Credited
   (Charged) to Paid-In Capital             --                --              --              --            0.01           (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                 (0.28)            (0.66)          (0.67)          (0.68)          (0.67)          (0.55)
   Net realized gains                    (0.17)            (0.28)          (0.16)          (0.12)          (0.59)           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.45)            (0.94)          (0.83)          (0.80)          (1.26)          (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                        $12.42            $12.15          $11.98          $12.36          $12.15          $13.37
------------------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Market Value                           4.42%++           7.75%           7.35%           8.86%           0.72%           9.97%++
------------------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Net Asset Value*                       6.17%++           9.86%           4.01%           9.20%           0.48%          16.46%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (000s)               $139,529          $136,517        $134,429        $138,649        $136,248        $149,970
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                               1.14%+            1.10%           1.09%           1.14%           1.12%           1.10%+
   Net investment income                  4.40+             5.23            5.31            5.80            5.08            5.21+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     45%               97%             63%             95%             85%            163%
------------------------------------------------------------------------------------------------------------------------------------
Market Value, End of Period            $11.750           $11.688         $11.750         $11.625         $11.500         $12.625
====================================================================================================================================

(1)  For the six months ended February 28, 1998 (unaudited).

(2) For the period from September 24, 1992 (commencement of operations) to August 31, 1993.

* The total return assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                         QUARTERLY RESULTS OF OPERATIONS
                                   (unaudited)
================================================================================

                                                              Net Realized            Net Increase
                                                             and Unrealized          (Decrease) in
                    Investment          Net Investment       Gain (Loss) on         Net Assets From
                      Income                Income             Investments             Operations
------------------------------------------------------------------------------------------------------
                             Per                   Per                    Per                     Per
Quarter Ended     Total     Share       Total     Share      Total       Share       Total       Share
======================================================================================================
November 30,
  1995         $2,247,062   $0.20    $1,848,446   $0.17    $4,293,829    $0.38     $6,142,275    $0.55
February 29,
  1996          2,168,432    0.19     1,762,535    0.16       356,980     0.03      2,119,515     0.19
May 31,
  1996          2,248,001    0.20     1,874,744    0.16    (5,875,854)   (0.52)    (4,001,110)
August 31,
  1996          2,271,619    0.20     1,922,889    0.17    (1,101,944)   (0.10)       820,945     0.07
November 30,
  1996          2,227,411    0.20     1,879,304    0.17     5,753,327     0.51      7,632,631     0.68
February 28,
  1997          2,180,922    0.19     1,839,607    0.16    (3,515,568)   (0.31)    (1,675,961)
May 31,
  1997          2,225,788    0.20     1,860,549    0.17    (1,006,118)   (0.08)       854,431     0.09
August 31,
  1997          1,927,002    0.17     1,490,559    0.13     4,050,306     0.36      5,540,865     0.49
November 30,
  1997          1,867,638    0.17     1,459,739    0.13     2,741,066     0.25      4,200,805     0.38
February 28,
  1998          1,928,672    0.17     1,555,286    0.14     2,311,045     0.20      3,866,331     0.34
======================================================================================================


-------------------------------------[LOGO]-------------------------------------

================================================================================
                                 FINANCIAL DATA
                                   (unaudited)
================================================================================

For a share of capital stock outstanding throughout each period:

                                 NYSE           Net                      Dividend
  Record       Payable          Closing        Asset       Dividend    Reinvestment
   Date          Date           Price+        Value+         Paid          Price
===================================================================================
  9/26/95        9/29/95       $11.563        $12.34        $0.063        $11.61
 10/24/95       10/27/95        11.750         12.51         0.063         11.83
 11/20/95       11/24/95        11.625         12.60         0.063         11.85
 12/26/95       12/29/95        12.000         12.72         0.063         12.19
 12/26/95*      12/29/95        12.000         12.72         0.036         12.19
  1/23/96        1/26/96        12.125         12.69         0.063         12.35
  2/20/96        2/23/96        12.125         12.61         0.063         12.09
  3/26/96        3/29/96        11.625         12.50         0.059         11.60
  4/23/96        4/26/96        11.250         12.27         0.059         11.42
  5/28/96        5/31/96        11.500         12.30         0.059         11.48
  6/25/96        6/28/96        11.313         12.09         0.059         11.52
  7/23/96        7/26/96        11.375         12.07         0.059         11.52
  8/27/96*       8/30/96        11.688         12.09         0.120         11.69
  9/24/96        9/27/96        11.625         12.09         0.059         11.66
 10/22/96       10/25/96        11.500         12.20         0.059         11.63
 11/25/96       11/29/96        11.438         12.49         0.059         11.50
 12/23/96*      12/27/96        11.375         12.11         0.285++       11.56
  1/28/97        1/31/97        11.500         11.85         0.059         11.52
  2/25/97        2/28/97        11.500         12.01         0.059         11.53
  3/24/97        3/27/97        11.375         11.68         0.059         11.32
  4/22/97        4/25/97        11.375         11.56         0.059         11.38
  5/27/97        5/30/97        11.375         11.76         0.059         11.58
  6/24/97        6/27/97        11.875         11.99         0.059         11.94
  7/22/97        7/25/97        12.000         12.34         0.059         12.06
  8/26/97        8/29/97        11.688         12.11         0.059         11.75
  9/23/97        9/26/97        11.563         12.25         0.056         11.71
 10/28/97       10/31/97        11.438         12.27         0.056         11.47
 11/24/97       11/28/97        11.500         12.36         0.056         11.55
 12/22/97*      12/26/97        11.625         12.41         0.170         11.57
  1/27/98        1/30/98        12.188         12.44         0.056         12.12
  2/24/98        2/27/98        11.875         12.42         0.056         11.62
===================================================================================

+    As of record date.

++   Includes market discount.

*    Capital gain distribution.



-------------------------------------[LOGO]-------------------------------------

================================================================================
                           DIVIDEND REINVESTMENT PLAN
                                   (unaudited)
================================================================================

     Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his or her own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend-paying agent.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the Common Stock is equal to or exceeds the net asset value per share on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of (1) the net asset value per share most recently determined or (2) 95% of the market price.

     If the net asset value per share of Common Stock at the time of valuation exceeds the market price of the Common Stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before First Data has completed its purchases, and the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In this case, the number of shares of Common Stock received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by First Data may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the


-------------------------------------[LOGO]-------------------------------------

================================================================================
                           DIVIDEND REINVESTMENT PLAN
                             (unaudited) (continued)
================================================================================

dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

     First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant, will be held by First Data in uncertificated form in the name of each Plan participant.

     Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the plan.

     Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, P.O. Box 1376, Boston, Massachusetts 02104 or by telephone at 1-800-331-1710.

                             ----------------------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.



-------------------------------------[LOGO]-------------------------------------

                               Managed Municipals
                                Portfolio II Inc.

DIRECTORS                                    INVESTMENT ADVISER
Allan J. Bloostein                           Mutual Management Corp.
Martin Brody                                 388 Greenwich Street
Dwight B. Crane                              New York, New York 10013
Robert A. Frankel
William R. Hutchinson                        TRANSFER AGENT
Heath B. McLendon, Chairman                  First Data Investor Services
                                              Group, Inc.
Charles F. Barber, Emeritus                  P.O. Box 1376
                                             Boston, Massachusetts 02104
OFFICERS
Heath B. McLendon                            CUSTODIAN
President and                                PNC Bank, N.A.
Chief Executive Officer                      17th and Chestnut Streets
                                             Philadelphia, Pennsylvania 19103
Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary









-------------------------------------[LOGO]-------------------------------------

================================================================================
              THIS REPORT IS INTENDED ONLY FOR SHAREHOLDERS OF THE
                      MANAGED MUNICIPALS PORTFOLIO II INC.
               IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION
              INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF
             THE FUND OR OF ANY SECURITIES MENTIONED IN THE REPORT.
                                   FD0880 4/98
================================================================================